Other Financial Liabilities (Details) - Schedule of fair value of warrant liability - USD ($)			12 Months Ended
		Jul. 01, 2021	Mar. 31, 2022
Schedule Of Fair Value Of Warrant Liability Abstract
Current Stock Price	[1]	$ 11	$ 4.75
Strike Price	[1]	$ 10	$ 10
Time to Maturity	[1]	3 years	2 years 3 months
Dividend Yield	[2]
Historical Volatility	[3]	35.49%	34.90%
Risk Free interest Rate	[4]	0.47%	2.45%

[1]	Based on the agreement dated July 1, 2021
[2]	No dividend is declared or paid since inception of the Company
[3]	Based on the Volatility research carried out
[4]	Based on Interest rate for US treasury bonds